Merger Agreement with Special Purpose Acquisition Company (“Spac”) (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Mar. 31, 2023	Mar. 28, 2023	Jan. 11, 2023	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 22, 2022
Merger Agreement with Special Purpose Acquisition Company (“Spac”) (Details) [Line Items]
Enterprise value					$ 1,280,000			$ 175,000
Share options value					225,000
Invest gross value					$ 50,000
Outstanding ordinary price per share (in Dollars per share)			$ 10
Shareholders percentage					99.00%
Investment value					$ 175,000
Amount received from investors	$ 4,000
Advance issuance expense							$ 872
Aggregate value percentage				1.00%
Shares issued				$ 1,280,000
Amount owed				$ 12,800
Recorded expenses		$ 1,570			12,586	$ 7,194	$ 1,384
Business Combination [Member]
Merger Agreement with Special Purpose Acquisition Company (“Spac”) (Details) [Line Items]
Recorded expenses					12,800	$ 12,800
Share-based Share listing expense					$ 12,312